Material accounting policies (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Going concern [Abstract]
Loss after income tax	$ (18,878)	$ 5,228	$ 32,825	$ 10,527
Cash flows from (used in) operating activities			49,864	$ 21,246
Current assets	(33,852)		(33,852)		$ 401,389
Net assets	$ 1,286,271		$ 1,286,271		$ 1,097,351
Minimum
Going concern [Abstract]
Period to adequate cash reserves to enable to meet its obligations from date of approval			1 year